Segment and Geographic Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information	Segment and Geographic Information
Segment Information

The Company operates its business in one industry, intermodal transportation equipment, and has two operating segments which also represent its reportable segments:
•Equipment leasing - the Company owns, leases and ultimately disposes of containers and chassis from its lease fleet, as well as manages containers owned by other parties.
•Equipment trading - the Company purchases containers from shipping line customers, and other sellers of containers, and resells these containers to container retailers and users of containers for storage or one-way shipment. Included in the equipment trading segment revenues are leasing revenues from equipment purchased for resale that is currently on lease until the containers are dropped off.

These operating segments were determined based on the chief operating decision maker's review and resource allocation of the products and services offered. The Company’s Chief Operating Decision Maker(s) ("CODM") is the Senior executive team.

Most of Triton’s revenues are derived from leasing equipment to the Company's core shipping line customers. The most important driver of profitability is the extent to which leasing revenues, which are driven by the Company's owned equipment fleet size, utilization and average lease rates, exceed ownership (depreciation and interest expense) and operating costs. The Company's profitability is also driven by the gains or losses realized on the sale of used containers and the margins generated from trading new and used containers. The CODM uses leasing margin and disposal gains in the Company's equipment leasing segment and net trading margin in the equipment trading segment as the primary measures of profitability and the basis for the allocation of resources. Within the components of leasing margin the CODM will analyze the relationship between revenue trends and certain significant expenses including storage and handling and repair costs. The Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, in December of 2024 on a retrospective basis.
The following tables summarizes the Company's segment information and the consolidated totals reported (in thousands):

As of and for the Year Ended December 31, 2025	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,345,778	$7,048	$1,352,826
Less:
Depreciation and amortization	385,795	763	386,558
Interest and debt expense	261,643	1,852	263,495
Storage and handling	46,750	—	46,750
Repair costs	9,819	—	9,819
Other operating expenses	5,745	—	5,745
Administrative expenses(1)	106,186	1,125	107,311
Other (income)expenses(2)	3,656	—	3,656
Leasing margin	$526,184	$3,308	$529,492
Net trading margin	—	2,151	2,151
Net gain (loss) on sale of leasing equipment	22,221	—	22,221
Transaction and other costs			—
Income (loss) before income taxes			$553,864
Total assets	9,715,573	98,847	9,814,420
Purchases of leasing equipment and investments in finance leases(3)	$1,030,266	$—	$1,030,266

As of and for the Year Ended December 31, 2024	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,527,035	$7,801	$1,534,836
Less:
Depreciation and amortization	540,646	822	541,468
Interest and debt expense	259,236	705	259,941
Storage and handling	51,765	—	51,765
Repair costs	9,045	—	9,045
Other operating expenses	5,579	—	5,579
Administrative expenses(1)	90,130	1,071	91,201
Other (income)expenses(2)	(1,482)	—	(1,482)
Leasing margin	$572,116	$5,203	$577,319
Net trading margin	—	4,296	4,296
Net gain (loss) on sale of leasing equipment	12,369	—	12,369
Transaction and other costs			(26,986)
Income (loss) before income taxes			$566,998
Total assets	11,038,251	65,152	11,103,403
Purchases of leasing equipment and investments in finance leases(3)	$929,449	$—	$929,449

As of and for the Year Ended December 31, 2023	Equipment Leasing	Equipment Trading	Totals
Total leasing revenues	$1,537,351	$6,441	$1,543,792
Less:
Depreciation and amortization	574,767	784	575,551
Interest and debt expense	239,844	994	240,838
Storage and handling	78,608	—	78,608
Repair costs	14,811	—	14,811
Other operating expenses	8,133	—	8,133
Administrative expenses(1)	86,774	2,065	88,839
Other (income)expenses(2)	(4,027)	—	(4,027)
Leasing margin	$538,441	$2,598	$541,039
Net trading margin	—	7,899	7,899
Net gain (loss) on sale of leasing equipment	58,615	—	58,615
Transaction and other costs	—	—	(79,000)
Income (loss) before income taxes			$528,553
Total assets	11,164,052	68,816	11,232,868
Purchases of leasing equipment and investments in finance leases(3)	$208,242	$—	$208,242

(1) Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases including $743.9 million of purchases of assets in connection with the GCI acquisition during the third quarter of 2025 as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

There are no intercompany revenues or expenses between segments. Certain administrative expenses have been allocated between segments based on an estimate of services provided to each segment. A portion of the Company's equipment purchased for resale in the equipment trading segment may be leased for a period of time and is reflected as leasing equipment as opposed to equipment held for sale and the cash flows associated with these transactions are reflected as purchases of leasing equipment and proceeds from the sale of equipment in investing activities in the Company's Consolidated Statements of Cash Flows.

Geographic Segment Information

The Company generates the majority of its leasing revenues from international containers which are deployed by its customers in a wide variety of global trade routes. The majority of the Company's leasing related revenue is denominated in U.S. dollars.

The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Year Ended December 31,
	2025	2024	2023
Total revenues:
Asia	$512,408	$559,938	$529,150
Europe	708,786	820,633	822,902
Americas	59,600	89,075	132,930
Bermuda	4,412	4,335	4,203
Other International	67,620	60,855	54,607
Total	$1,352,826	$1,534,836	$1,543,792

Since the majority of the Company's containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company's long-lived assets are considered to be international.
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Year Ended December 31,
	2025	2024	2023
Total equipment trading revenues:
Asia	$6,493	$14,367	$32,673
Europe	12,014	9,716	19,978
Americas	31,101	15,824	23,897
Bermuda	—	—	—
Other International	9,904	8,730	19,450
Total	$59,512	$48,637	$95,998